Interest in Other entities - Summary of Group's Subsidiaries (Parenthetical) (Detail)	Jun. 04, 2018	Dec. 28, 2017
AvanStrate Inc. [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		51.60%
Electrosteel Steels Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary	90.00%